                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Alternative Investment Management Ltd.
Address: 111 Old Broad Street, 6th Floor,
         London, EC2N 1AL

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Stephen P. King
Title:   Chief Compliance Officer
Phone:   212-845-2617

Signature, Place, and Date of Signing:


/s/ Stephen P. King                      New York, NY   April 18, 2008
-------------------------------------   -------------   --------------
             [Signature]                [City, State]       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

Form 13F File Number   Name
--------------------   ----


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         81
Form 13F Information Table Value Total:    552,351
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                         Name
---   --------------------   ------------------------------------------------
 1                           KBC Group NV
 2                           KBC Bank NV
 3                           KBC Alternative Investment Management Belgium NV

SEC FORM 13F REPORT

As Of Date: 12/31/2007

          Column 1               Column 2     Column 3 Column 4 Column 5                 Column 6  Column 7       Column 8
                                                                                                              VOTING AUTHORITY
                                                         VALUE  SHARES /                INVESTMENT   OTHER  --------------------
       NAME OF ISSUER         TYPE OF CLASS    CUSIP    (X1000)  PRN AMT UNITS PUT/CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- ----- -------- ---------- -------- -------- ------ ----
ADVANCED MICRO DEVICES INC         COM       007903107    6836    911500 SH               DEFINED   1, 2, 3   911500    0     0
ADVANCED MICRO DEVICES INC         COM       007903107     109     14500 SH       PUT     DEFINED   1, 2, 3    14500    0     0
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0 007903AL1    3642   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1 007903AN7    4140   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
ALLIANCE DATA SYSTEMS CORP         COM       018581108    7510    100000 SH               DEFINED   1, 2, 3  1000000    0     0
AMAZON COM INC               NOTE 4.750% 2/0 023135AF3   17074  13750000 PRN              DEFINED   1, 2, 3 13750000    0     0
AMGEN INC                    NOTE 0.125% 2/0 031162AN0    9138  10000000 PRN              DEFINED   1, 2, 3 10000000    0     0
ANHEUSER BUSCH COS INC             COM       035229103    6543    125000 SH               DEFINED   1, 2, 3   125000    0     0
ARVINMERITOR INC             NOTE 4.625% 3/0 043353AF8   13797  15746000 PRN              DEFINED   1, 2, 3 15746000    0     0
ATHEROGENICS INC             NOTE 1.500% 2/0 047439AD6     683   6972000 PRN              DEFINED   1, 2, 3  6972000    0     0
BAKER HUGHES INC                   COM       057224107   14809    182600 SH               DEFINED   1, 2, 3   182600    0     0
BANK OF AMERICA CORPORATION        COM       060505104    2888     70000 SH               DEFINED   1, 2, 3    70000    0     0
BAXTER INTL INC                    COM       071813109    1335     23000 SH               DEFINED   1, 2, 3    23000    0     0
BCE INC                          COM NEW     05534B760   15764    402500 SH               DEFINED   1, 2, 3   402500    0     0
BOYD GAMING CORP                   COM       103304101    3952    115983 SH               DEFINED   1, 2, 3   115983    0     0
CACI INTL INC                      CL A      127190304     253      5661 SH               DEFINED   1, 2, 3     5661    0     0
CAESARS ENTMT INC                FRNT 4/1    127687AB7    6874   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
CAL DIVE INTL INC DEL              COM       12802T101     460     34073 SH               DEFINED   1, 2, 3    34073    0     0
CATERPILLAR INC DEL                COM       149123101     206      2838 SH       PUT     DEFINED   1, 2, 3     2838    0     0
CATERPILLAR INC DEL                COM       149123101     326      4499 SH      CALL     DEFINED   1, 2, 3     4499    0     0
CATERPILLAR INC DEL                COM       149123101   11798    162601 SH               DEFINED   1, 2, 3   162601    0     0
CDN IMPERIAL BK OF COMMERCE        COM       136069101   10487    150300 SH               DEFINED   1, 2, 3   150300    0     0
COMPUCREDIT CORP             NOTE 3.625% 5/3 20478NAB6    2433   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
COSTCO WHSL CORP NEW               COM       22160K105     274      3930 SH               DEFINED   1, 2, 3     3930    0     0
CYPRESS SEMICONDUCTOR CORP         COM       232806109   25706    713464 SH               DEFINED   1, 2, 3   713464    0     0
DELL INC                           COM       24702R101    7353    300000 SH               DEFINED   1, 2, 3   300000    0     0
ELAN PLC                           ADR       284131208     268     12200 SH       PUT     DEFINED   1, 2, 3    12200    0     0
EMBRAER-EMPRESA BRASILEIRA D      SP ADR     29081M102     403      8850 SH               DEFINED   1, 2, 3     8850    0     0
FAIR ISAAC CORP              NOTE 1.500% 8/1 303250AD6    2487   2500000 PRN              DEFINED   1, 2, 3  2500000    0     0
FLEETWOOD ENTERPRISES INC          COM       339099103     508     85012 SH               DEFINED   1, 2, 3    85012    0     0
FORD MTR CO DEL               COM PAR $0.01  345370860   20042   2978050 SH               DEFINED   1, 2, 3  2978050    0     0
GANNETT CO INC                   FRNT 7/1    364725AG6   49790  50000000 PRN              DEFINED   1, 2, 3 50000000    0     0
GENERAL MTRS CORP                  COM       370442105     707     28400 SH               DEFINED   1, 2, 3    28400    0     0
GREAT ATLANTIC & PAC TEA INC       COM       390064103     341     10877 SH               DEFINED   1, 2, 3    10877    0     0
GREENBRIER COS INC           NOTE 2.375% 5/1 393657AD3    2307   3000000 PRN              DEFINED   1, 2, 3  3000000    0     0
GREENBRIER COS INC                 COM       393657101    1298     58303 SH               DEFINED   1, 2, 3    58303    0     0
GRUBB&ELLIS RLTY ADVISORS IN       COM       400096103    1609    270800 SH               DEFINED   1, 2, 3   270800    0     0
HALLIBURTON CO                     COM       406216101    7582    200000 SH               DEFINED   1, 2, 3   200000    0     0
HARMONY GOLD MNG LTD             SPON ADR    413216300     258     25000 SH               DEFINED   1, 2, 3    25000    0     0
HEALTH MGMT ASSOC INC NEW          CL A      421933102    1600    267600 SH               DEFINED   1, 2, 3   267600    0     0

HEALTH MGMT ASSOC INC NEW    NOTE 4.375% 8/0 421933AF9    1382   1375000 PRN              DEFINED   1, 2, 3  1375000    0     0
HUNTSMAN CORP                      COM       447011107    3860    150000 SH               DEFINED   1, 2, 3   150000    0     0
JOHNSON & JOHNSON                  COM       478160104     267      4000 SH       PUT     DEFINED   1, 2, 3     4000    0     0
KKR FINANCIAL HLDGS LLC            COM       48248A306     967     68800 SH               DEFINED   1, 2, 3    68800    0     0
LIBERTY MEDIA CORP NEW        DEB 0.750% 3/3 530718AF2   14612  14000000 PRN              DEFINED   1, 2, 3 14000000    0     0
LIN TELEVISION CORP          SDEB 2.500% 5/1 532776AL5    5923   6000000 PRN              DEFINED   1, 2, 3  6000000    0     0
LINEAR TECHNOLOGY CORP             COM       535678106    3183    100000 SH               DEFINED   1, 2, 3   100000    0     0
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8    4896   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
LOWES COS INC                      COM       548661107     936     41400 SH               DEFINED   1, 2, 3    41400    0     0
MACROVISION CORP             NOTE 2.625% 8/1 555904AB7    7149   7500000 PRN              DEFINED   1, 2, 3  7500000    0     0
MANOR CARE INC NEW           NOTE 2.000% 6/0 564055AP6   40362  29475000 PRN              DEFINED   1, 2, 3 29475000    0     0
MANOR CARE INC NEW           NOTE 2.125% 8/0 564055AM3    5107   3340000 PRN              DEFINED   1, 2, 3  3340000    0     0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0 58470KAA2   20746  20000000 PRN              DEFINED   1, 2, 3 20000000    0     0
MEDTRONIC INC                NOTE 1.625% 4/1 585055AM8    5367   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
MIRAMAR MINING CORP                COM       60466E100    8076   1310700 SH               DEFINED   1, 2, 3  1310700    0     0
NAVTEQ CORP                        COM       63936L100    3426     45300 SH               DEFINED   1, 2, 3    45300    0     0
NORTEL NETWORKS CORP NEW         COM NEW     656568508    3537    234400 SH               DEFINED   1, 2, 3   234400    0     0
NORTHWEST AIRLS CORP               COM       667280408    1194     82318 SH               DEFINED   1, 2, 3    82318    0     0
NOVELL INC                   DBCV 0.500% 7/1 670006AC9   32999  34891000 PRN              DEFINED   1, 2, 3 34891000    0     0
NOVELL INC                         COM       670006105     141     20561 SH       PUT     DEFINED   1, 2, 3    20561    0     0
NOVELL INC                         COM       670006105    2210    321700 SH               DEFINED   1, 2, 3   321700    0     0
O REILLY AUTOMOTIVE INC            COM       686091109     324     10000 SH               DEFINED   1, 2, 3    10000    0     0
OPEN JT STK CO-VIMPEL COMMUN     SPON ADR    68370R109     240      5800 SH       PUT     DEFINED   1, 2, 3     5800    0     0
OWENS CORNING NEW                  COM       690742101    2590    128100 SH               DEFINED   1, 2, 3   128100    0     0
PENN VA CORP                       COM       707882106    3111     71300 SH               DEFINED   1, 2, 3    71300    0     0
PFIZER INC                         COM       717081103    7221    317700 SH               DEFINED   1, 2, 3   317700    0     0
PMI GROUP INC                      COM       69344M101    5983    450534 SH               DEFINED   1, 2, 3   450534    0     0
PROTEIN DESIGN LABS INC      NOTE 2.750% 8/1 74369LAD5    7843   7500000 PRN              DEFINED   1, 2, 3  7500000    0     0
PRUDENTIAL FINL INC             FRNT 12/1    744320AG7   49950  50000000 PRN              DEFINED   1, 2, 3 50000000    0     0
PRUDENTIAL FINL INC                COM       744320102     465      5000 SH       PUT     DEFINED   1, 2, 3     5000    0     0
SEPRACOR INC                    NOTE 12/1    817315AU8    5188   5000000 PRN              DEFINED   1, 2, 3  5000000    0     0
SPRINT NEXTEL CORP              COM SER 1    852061100     520     39600 SH               DEFINED   1, 2, 3    39600    0     0
STANDARD PAC CORP            NOTE 6.000%10/0 853763AA8    3253   6000000 PRN              DEFINED   1, 2, 3  6000000    0     0
STANDARD PAC CORP NEW              COM       85375C101     183     54602 SH               DEFINED   1, 2, 3    54602    0     0
SUNPOWER CORP                    COM CL A    867652109     245      1880 SH       PUT     DEFINED   1, 2, 3     1880    0     0
SUNPOWER CORP                    COM CL A    867652109     490      3760 SH      CALL     DEFINED   1, 2, 3     3760    0     0
SUNPOWER CORP                    COM CL A    867652109   24849    190576 SH               DEFINED   1, 2, 3   190576    0     0
SYMANTEC CORP                      COM       871503108    4619    286195 SH               DEFINED   1, 2, 3   286195    0     0
TIME WARNER INC                    COM       887317105    4469    270700 SH               DEFINED   1, 2, 3   270700    0     0
U S G CORP                       COM NEW     903293405     637     17790 SH               DEFINED   1, 2, 3    17790    0     0
US BANCORP DEL                   COM NEW     902973304     241      7595 SH       PUT     DEFINED   1, 2, 3     7595    0     0
                                                        552351